Mortgage Servicing Rights - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 226,000	$ 231,500
Gain (Loss) on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	(24)	47	$ 15
Loan servicing and ancillary fees	$ 734	$ 746	$ 746